Consolidated Statements of Operations and Comprehensive Loss - USD ($)	3 Months Ended	5 Months Ended	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Revenues			$ 29,472,000	$ 8,753,000	$ 35,160,000	$ 48,399,000
Formation and operation costs	$ 1,145,290	$ 357,463	3,075,696
Cost of revenues			25,598,000	14,632,000	46,977,000	49,475,000
Gross profit			3,874,000	(5,879,000)	(11,817,000)	(1,076,000)
Operating Expenses:
Loss from operations	(1,145,290)	(357,463)	(3,075,696)
Other income (expense):
Interest earned on investment held in Trust Account	4,863	4,846	9,673
Change in fair value of warrant liabilities	81,333	11,989,334	(21,553,334)
Total other income (loss)	86,196		(21,543,661)
Net loss	$ (1,059,094)	$ (12,341,951)	$ (24,619,357)
Class A redeemable ordinary shares [Member]
Net loss per share attributable to common stockholders:
Basic and diluted net income per share (in Dollars per share)	$ 0.00	$ 0.00	$ 0.00
Weighted-average common shares outstanding
Weighted average shares outstanding (in Shares)	32,000,000	31,553,191	32,000,000
Class B non-redeemable ordinary shares [Member]
Net loss per share attributable to common stockholders:
Basic and diluted net income per share (in Dollars per share)	$ (0.13)	$ (1.60)	$ (3.08)
Weighted-average common shares outstanding
Weighted average shares outstanding (in Shares)	8,000,000	7,732,484	8,000,000
Rocket Lab USA, Inc.
Revenues			$ 29,472,000	8,753,000	35,160,000	48,399,000
Operating Expenses:
Research and development, net			15,607,000	6,106,000	19,142,000	12,727,000
Selling, general and administrative			13,692,000	11,320,000	23,993,000	19,090,000
Total operating expenses			29,299,000	17,426,000	43,135,000	31,817,000
Loss from operations			(25,425,000)	(23,305,000)	(54,952,000)	(32,893,000)
Other income (expense):
Interest income			(402,000)	243,000	224,000	2,792,000
Gain (loss) on foreign exchange			(405,000)	(435,000)	2,420,000	(523,000)
Other (expense) income, net			(5,611,000)	793,000	(2,230,000)	618,000
Total other income (loss)			(6,418,000)	601,000	414,000	2,887,000
Loss before income taxes			(31,843,000)	(22,704,000)	(54,538,000)	(30,006,000)
Provision for income taxes			(704,000)	(749,000)	(467,000)	(354,000)
Net loss			(32,547,000)	(23,453,000)	(55,005,000)	(30,360,000)
Other comprehensive income (loss), net of tax:
Foreign currency translation gain			1,074,000	(367,000)	1,134,000	257,000
Comprehensive loss			$ (31,473,000)	$ (23,820,000)	$ (53,871,000)	$ (30,103,000)
Net loss per share attributable to common stockholders:
Basic and diluted net income per share (in Dollars per share)			$ (3.74)	$ (2.87)	$ (6.61)	$ (3.79)
Weighted-average common shares outstanding
Weighted average shares outstanding (in Shares)			8,708,271	8,178,946	8,324,252	8,016,507